Headline earnings - Dilutive shares (Details) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of earnings per share [Abstract]
Weighted average number of shares (in shares)	421,603,201	420,818,545
Dilutive potential of share options (in shares)	522,570	0
Dilutive weighted average number of ordinary shares (in shares)	422,125,771	420,818,545